BETTER 10K - RISKS AND UNCERTAINTIES (Tables)	9 Months Ended
Sep. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Loan Repurchase Reserve Activity	The following presents the activity of the Company’s loan repurchase reserve:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Loan repurchase reserve at beginning of period	$21,832	$21,070	$26,745	$17,540
Provision	866	11,683	178	25,125
Charge-offs	(945)	(9,754)	(5,170)	(19,667)
Loan repurchase reserve at end of period	$21,753	$22,999	$21,753	$22,999
The following presents the activity of the Company’s loan repurchase reserve:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Loan repurchase reserve at beginning of year	$17,540	$7,438
Provision	33,518	13,780
Charge-offs	(24,313)	(3,678)
Loan repurchase reserve at end of year	$26,745	$17,540